Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1.	ORGANIZATION AND BASIS OF PRESENTATION
Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company, its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.”
As of December 31, 2022, the Company has subsidiaries incorporated in countries and jurisdictions including mainland China, Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”). As of December 31, 2022, the Company also effectively controls a number of VIEs through the Primary Beneficiaries, as defined below. The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled by the Company;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled by the Company;

•	Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”), and other VIEs controlled by iQIYI, Inc. (“iQIYI VIEs”); and

•	Other VIEs controlled by the Company or the Company’s subsidiaries.
The Group’s operations are consisting of Baidu Core and iQIYI. Baidu Core offers online marketing services, and other services including cloud services and other growth initiatives including intelligent driving, Xiaodu smart devices, etc. iQIYI is an innovative market-leading online entertainment service in China and offers membership services, online advertising services, content distribution and other services. iQIYI’s platform features iQIYI original content, as well as a comprehensive library of other professionally produced content (PPC), professional user generated content (PUGC) and user-generated content. The Group’s principal geographic market is in mainland China. The Company does not conduct any substantive operations of its own, but conducts its primary business operations through its subsidiaries incorporated in mainland China and contractual arrangements with the variable interest entities based in mainland China.
The Group’s internet content services, value-added telecommunication-based services, internet map services, online audio and video services, and mobile application distribution businesses in mainland China have been conducted through the applicable VIEs in order to comply with the laws and regulations of mainland China, which restrict and impose conditions on foreign direct investment in companies involved in the provision of such businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in mainland China through the VIEs, the mainland China legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in
capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company or its subsidiaries has entered into proxy agreements/shareholder voting rights trust agreements/ powers of attorney and exclusive equity purchase and transfer option agreement or exclusive purchase option agreement with the VIEs and nominee shareholders of the VIEs, which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the laws of mainland China, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in mainland China, which obligate the Primary Beneficiaries to absorb losses or receive economic benefits of the VIEs’ that could potentially be significant to the VIEs or entitle the Primary Beneficiaries to receive economic benefits from the VIEs that could potentially be significant to the VIEs. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries, including loan agreements for the paid-in capital
of the VIEs and equity pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of exclusive equity purchase and transfer option agreements/exclusive purchase option agreements, commitment letters, operating agreements/business operation agreements, exclusive technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their wholly-owned subsidiaries in mainland China, demonstrate their ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) Topic 810,
 Consolidation
.
Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under the relevant laws of mainland China, rules and regulations for the operation of Internet businesses in mainland China, and therefore are integral to the Company’s operations.
The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Primary Beneficiaries are further described below.
Proxy Agreements/Shareholder Voting Rights Trust Agreements/Powers of Attorney
Pursuant to the proxy agreement between the Company and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Baidu Netcom to the person(s) designated by the Company. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by the Company as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. Any action taken by such attorney-in-fact in relation to the entrusted rights shall be directed and approved by the company. The proxy agreement would be in effect for an unlimited term unless terminated in writing by the Company. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.
Each of the proxy agreements or shareholder voting rights trust agreements amongst the Company or other subsidiaries and the shareholders of Beijing Perusal and other VIEs contains substantially the same terms as those described above. Each of the proxy agreements or shareholder voting rights trust agreements will be in effect for an unlimited term unless terminated in writing by the Company or other subsidiaries. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal or other VIEs, including iQIYI VIEs, holds any equity interests in Beijing Perusal or other VIEs, including iQIYI VIEs, as the case may be.
Exclusive Equity Purchase and Transfer Option Agreements/ Exclusive Purchase Option Agreements
Pursuant to the exclusive equity purchase and transfer option agreement amongst the shareholders of Baidu Netcom, the Company and Baidu Online, the shareholders of Baidu Netcom irrevocably granted the Company or its designated person(s) (including Baidu Online) an exclusive option to purchase, to the extent permitted under the laws of mainland China, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable laws of mainland China. The shareholders of Baidu Netcom must remit to Baidu Online any amount that is paid by Baidu Online in connection with the purchased equity interest as requested by the Company or its designated person(s) (including Baidu Online) to the extent permitted by the applicable laws. The Company or its designated person(s)
have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions made by Baidu Netcom to its shareholders must be repaid to the Company in full amount. The Company or its designated person(s) (including Baidu Online) also have the exclusive right to cause the shareholders of Baidu Netcom to transfer their equity interest in Baidu Netcom to the Company or any designated third party. The Company would provide unlimited financial support to Baidu Netcom if, in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from the Company (through Baidu Online), the Company will unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. In addition, the shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to the Company or its designated person(s) or upon expiration of the term of business of the Company or Baidu Netcom.
Each of the exclusive equity purchase and transfer option agreement/exclusive purchase option agreement amongst the Company, Baidu Online, Beijing Perusal and its shareholders and iQIYI, Beijing QIYI Century, Beijing iQIYI and its shareholders contains substantially the same terms as those described above, except that the original term of the amended and restated exclusive purchase option agreement amongst iQIYI, Beijing QIYI Century, Beijing iQIYI and its shareholder is ten years, which has been extended to November 22, 2032, and can be further renewed at iQIYI’s discretion.
Exclusive Technology Consulting and Services Agreements
Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and e-commerce technical services to Baidu Netcom. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom agrees to pay service fees to Baidu Online and Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Each of the exclusive technology consulting and services agreements between Baidu Online or other subsidiaries and Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms as those described above, except the basis of determining the service fees may differ and that the original term of the exclusive technology consulting and services agreement between Beijing QIYI Century and Beijing iQIYI dated November 23, 2011 is ten years, and has been extended for another ten years to November 23, 2031 in December 2020, and can be further renewed at the discretion of Beijing QIYI Century.
Operating Agreements/Business Operation Agreements
Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations, financial affairs and employment and dismissal of staff. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. In return, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of Baidu Online or Baidu Netcom expires and extension is denied by the relevant approval authorities.
The operating agreement amongst Baidu Online, Beijing Perusal and its shareholders contains substantially the same terms as those described above.
Pursuant to the amended and restated business operation agreement amongst Beijing QIYI Century, Beijing iQIYI and its shareholder, Beijing QIYI Century provides guidance and instructions on Beijing iQIYI’s daily operations and financial affairs. In addition, Beijing QIYI Century agrees to guarantee Beijing iQIYI’s performance under any agreements or arrangements relating to Beijing iQIYI’s business arrangements with any third party. The agreement can only be unilaterally revoked by Beijing QIYI Century. The original term of the agreement dated January 30, 2013 is ten years, which has been extended for another ten years to January 30, 2033 in December 2020, and can be further renewed at Beijing QIYI Century’s discretion.
Loan Agreements
Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s subsidiaries, Baidu Online provided interest-free loans in an aggregate amount of RMB13.4 billion (US$1.9 billion) to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from the sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The term of the loan agreements will expire on July 9, 2029 and August 19, 2029, and can be extended with the written consent of both parties before its expiration.
Pursuant to loan agreements amongst the shareholders of Baidu Perusal and Baidu Online, the amount of loans extended to the respective shareholders of Beijing Perusal is RMB3.2 billion (US$464 million). The term of the loan agreements will expire on March 30, 2028 and October 29, 2029, and can be extended with the written consent of both parties before its expiration. Each of the loan agreements amongst Baidu Online or other subsidiaries and the respective shareholders of Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms as those described above, except that the amount of the loans and the contract expiration date varies. The term of the loan agreement amongst Beijing QIYI Century Science & Technology Co., Ltd (“Beijing QIYI Century”, a wholly-owned foreign enterprise of iQIYI) and the shareholder of Beijing iQIYI expires on June 23, 2021 originally, which was extended in December 2020 for another ten years to June 23, 2031 and can be further extended upon the written notification from Beijing QIYI Century.
Equity Pledge Agreements
Pursuant to the equity pledge agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and services agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will terminate on the date when Baidu Netcom and its shareholders have completed all their respective obligations under the exclusive technology consulting and services agreement and the loan agreement, but such agreement will expire two years after expiration of the term of the obligations of Baidu Netcom and its shareholders under the exclusive technology consulting and service agreement and the loan agreements if they fail to fulfill such obligations thereunder.

Each of the equity pledge agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms, including its term to expiration, as those described above.
Business Cooperation Agreement
Pursuant to the business cooperation agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing iQIYI agrees to provide Beijing QIYI Century with services, including internet information services, online advertising and other services reasonably necessary within the scope of Beijing QIYI Century’s business. Beijing iQIYI agrees to use technology services provided by Beijing QIYI Century on its platform, including but not limited to, P2P download and video on-demand systems. Beijing QIYI Century agrees to pay specified service fees to Beijing iQIYI as consideration for the internet information services and other services provided by Beijing iQIYI. Beijing iQIYI has the right to waive the service fees at its discretion. The original term of this agreement is ten years, which has been extended for another ten years to November 23, 2031, and can be further renewed at Beijing QIYI Century’s discretion.
License Agreements
Baidu Online and Baidu Netcom entered into a software license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license and a web layout copyright license. Baidu Netcom may only use the licenses in its own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The software license agreement and web layout copyright license agreement were renewed since their original expiration and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Baidu Online entered into web layout copyright license agreements with Beijing Perusal. Each of the license agreements between Baidu Online and Beijing Perusal or other VIEs contains substantially the same terms as those described above. Each of the web layout copyright license agreements were renewed in 2013 and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Pursuant to the trademark license agreement and the software usage license agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century granted a non-exclusive
and
non-transferable
license, without sublicensing rights, to Beijing iQIYI to use its trademarks and software. Beijing iQIYI may only use the licenses in its own business operations. Beijing QIYI Century has the right to adjust the service fees at its sole discretion. The initial term of the two agreements is five years and the software usage license agreement may be extended upon the written consent of Beijing QIYI Century. The trademark license agreement is automatically extended for successive one-year
periods after its expiration unless Beijing QIYI Century early terminates the agreement in accordance with the provisions of the agreement. The software usage license agreement was extended for another five years after its initial term, and was extended for another ten years to December 1, 2031, and is further renewable at the discretion of Beijing QIYI Century.
Commitment Letters
Pursuant to the commitment letter dated January 30, 2013, under the condition that Beijing iQIYI remains as a variable interest entity of iQIYI under United States generally accepted accounting principles (“U.S. GAAP”) and the relevant contractual arrangements remain in effect, iQIYI commits to provide unlimited financial support to Beijing iQIYI, if Beijing iQIYI requires any form of reasonable financial support for its normal business operations. If Beijing iQIYI incurs any losses and as a result cannot repay its loans from iQIYI and Beijing QIYI Century, one of iQIYI’s subsidiaries, iQIYI and Beijing QIYI Century would unconditionally forgive their loans to Beijing iQIYI, if Beijing iQIYI provides sufficient proof for its loss and incapacity to repay.
The commitment letters executed by other iQIYI VIEs contain terms similar to the terms described above.
Through the contractual arrangements, the shareholders of the VIEs effectively assigned their full voting rights to the Company or its subsidiaries, which gives the Company or its subsidiaries the power to direct the activities that most significantly impact the VIEs’ economic performance. The Company or its subsidiaries obtain the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by the laws of mainland China. The Company or its subsidiaries are obligated to absorb losses or receive economic benefits of the VIEs that could potentially be significant to the VIEs through providing unlimited financial support to the VIEs or are entitled to receive economic benefits from the VIEs that could potentially be significant to the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, the Company or its subsidiaries are determined to be the primary beneficiary of the VIEs and consolidates the VIEs as required by ASC Topic 810,
Consolidation
.
Through the contractual arrangements, the shareholders of the iQIYI VIEs effectively assigned all of their voting rights underlying their equity interest in iQIYI VIEs to iQIYI. In addition, through the other exclusive agreements, which consist of the operation agreements, business cooperating agreements, exclusive technology consulting and services agreements and trademark and software usage license agreements, iQIYI, through its wholly-owned subsidiaries in mainland China, have the right to receive economic benefits from iQIYI VIEs that potentially could be significant to iQIYI VIEs. Lastly, through the commitment letters, iQIYI has the obligation to absorb losses of iQIYI VIEs that could potentially be significant to iQIYI VIEs. Therefore, iQIYI is considered the primary beneficiary of iQIYI VIEs and consolidates iQIYI VIEs and their subsidiaries
.
In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with the laws and regulations of mainland China; (ii) the contractual arrangements with the VIEs and their shareholders constituted legal, valid and binding obligations of such party, and is enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance by the VIEs and their shareholders, and the contractual arrangements as a whole, do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any current laws and regulations of mainland China.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future laws or regulations of mainland China and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.
On January 1, 2020, the Foreign Investment Law came into effect and became the principal laws and regulations governing foreign investment in mainland China. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all
provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. There are uncertainties regarding the interpretation of the Foreign Investment Law with respect to the contractual arrangements as a form of foreign investment. Since the VIEs’ internet content services, value-added telecommunication-based services, internet map services, online audio and video services and mobile application distribution businesses in mainland China are included in the negative list or subject to the restrictions on foreign investment, if any of the VIEs would be deemed as a foreign invested enterprise, the Company’s current organizational structure could be in violation of existing and/or future laws or regulations of mainland China and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements with the VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.
In addition, if the current organizational structure or any of the contractual arrangements were found to be in violation of any existing and/or future laws or regulations of mainland China, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may cause the Company to lose its right to direct the activities that most significantly impact the VIEs and/or the right to receive economic benefits that could potentially be significant to the VIEs based on the contractual arrangements, which may result in the Company no longer being able to consolidate the financial results of the VIEs in the consolidated financial statements.
Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidating financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	2,879	3,781	548
Short-term investments, net	2,986	4,650	674
Accounts receivable, net	7,490	8,408	1,219
Others	8,074	8,487	1,230

Total current assets	21,429	25,326	3,671

Fixed assets, net	8,905	7,624	1,105
Intangible assets, net	1,614	1,209	175
Licensed copyrights, net	2,289	1,952	283
Produced content, net	10,426	12,534	1,817
Long-term investments, net	22,998	18,157	2,633
Long-term time deposits and held-to-maturity investments	—	300	43
Investments in subsidiaries	106	—	—
Operating lease right-of-use assets	7,076	5,460	792
Others	10,697	10,829	1,569

Total non-current assets	64,111	58,065	8,417

Total	85,540	83,391	12,088

Liabilities
Accounts payable and accrued liabilities	18,352	15,749	2,283
Customer deposits and deferred revenue	6,050	7,387	1,071
Operating lease liabilities	2,619	2,554	370
Others	3,571	4,678	678

Total current third-party liabilities	30,592	30,368	4,402

Operating lease liabilities	5,253	4,565	662
Others	1,033	2,098	303

Total non-current third-party liabilities	6,286	6,663	965

Amounts due to the entities within Baidu (1)	19,744	18,743	2,718

Total	56,622	55,774	8,085

Note:
(1)	It represents the elimination of intercompany balances among Baidu, Inc., our subsidiaries and the VIEs and VIEs’ subsidiaries.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	52,666	61,380	62,121	9,007
Net income (loss)	2,091	(220)	212	31
Net cash provided by operating activities	4,616	4,121	2,938	426
Net cash used in investing activities	(8,382)	(7,551)	(1,898)	(275)
Net cash provided by/(used in) financing activities	3,859	3,999	(64)	(9)
As of December 31, 2022 there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs, other than aforementioned in the equity pledge agreements and collateralization of a VIE’s office building or restricted cash for iQIYI’s short-term loans (Note 13). The amount of the net assets of the VIEs was RMB
27.6
 billion (US$
4.0
 billion) as of December 31, 2022. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.
Basis of Presentation
The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Effective on March 1, 2021, each share of Class A ordinary shares, Class B ordinary shares and preferred shares of a par value of US$0.00005 each in the share capital of the Company (including authorized issued and unissued Class A ordinary shares, Class B ordinary shares and preferred shares)
was sub-divided into
80 shares of a par value of US$0.000000625 each (the “Share Subdivision”). Following the Share Subdivision, the authorized share capital of the Company became US$43,520 divided into 66,000,000,000 Class A ordinary shares of a par value of US$0.000000625 each, 2,832,000,000 Class B ordinary shares of a par value of US$0.000000625 each and 800,000,000 preferred shares of a par value of US$0.000000625 each. The number of issued and unissued Class A ordinary shares, Class B ordinary shares and preferred shares as disclosed elsewhere in the consolidated financial statements are presented on a basis after taking into account the effects of the Share Subdivision and have been retrospectively adjusted, where applicable. Simultaneously with the Share Subdivision, the change in ratio of the Company’s ADS to Class A ordinary share (the “ADS Ratio Change”) also became effective. Following the ADS Ratio Change, each ADS now represents eight Class A ordinary shares. Previously, ten ADSs represented one Class A ordinary share. Given that the ADS Ratio Change was exactly proportionate to the Share Subdivision, no new ADSs were issued to any ADS holder and the total number of the Company’s outstanding ADSs remains unchanged immediately after the Share Subdivision and the ADS Ratio Change became effective.